Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued expenses consist of the following:

	As of
(in thousands)	December 31, 2017	December 31, 2016
Accounts payable	$3,907	$4,612
Accrued operating	2,580	2,250
Accrued administrative	3,600	3,171
Accounts payable and accrued expenses	$10,087	$10,033